As filed with the Securities and Exchange Commission on October 25, 2013

Investment Company Act File No. 811-

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

(CHECK APPROPRIATE BOX OR BOXES)

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No.	☐

BLACKSTONE REAL ESTATE INCOME MASTER FUND

(Exact name of Registrant as Specified in Charter)

345 Park Avenue

New York, New York 10154

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 583-5000

Blackstone Real Estate Income Advisors L.L.C.

Judy Turchin, Esq.

345 Park Avenue

New York, New York 10154

(Name and Address of Agent for Service)

Copies to:

Sarah E. Cogan, Esq. Michael W. Wolitzer, Esq. Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, New York 10017	Judy Turchin, Esq. Blackstone Real Estate Income Advisors L.L.C. 345 Park Avenue New York, New York 10154

This Registration Statement has been filed by Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended. Interests in Registrant are not being registered under the Securities Act of 1933, as amended (the “Securities Act”), and will be issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of, and/or Regulation D under, the Securities Act. Investments in Registrant may only be made by individuals or entities meeting the definition of an “accredited investor” in Regulation D under the Securities Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any interest in Registrant.

BLACKSTONE REAL ESTATE INCOME MASTER FUND

CROSS REFERENCE SHEET

PARTS A AND B

ITEM NO.	REGISTRATION STATEMENT CAPTION	CAPTION IN PART A OR PART B
1.	Outside Front Cover	Not Required
2.	Inside Front and Outside Back Cover Page	Not Required
3.	Summary of Fees and Expenses	Fee Table
4.	Financial Highlights	Not Required
5.	Plan of Distribution	Not Required
6.	Selling Shareholders	Not Required
7.	Use of Proceeds	Not Required
8.	Summary of Terms, Investment Objective and Strategies, Risks	General Description of the Registrant
9.	Management of the Master Fund	Management
10.	Description of Shares	Shares, Long-Term Debt and Other Securities
11.	Defaults and Arrears on Senior Securities	Not Applicable
12.	General Information - Legal Proceedings	Legal Proceedings
13.	Table of Contents of the Statement of Additional Information	Not Applicable
14.	Cover Page	Not Applicable
15.	Table of Contents	Not Applicable
16.	General Information and History	Not Applicable
17.	Investment Objective and Strategies, Additional Information on Investment Techniques of Investment Vehicles and Related Risks, Investment Policies, Fundamental Investment Policies	Investment Objective and Policies
18.	Management of the Master Fund, Management	Management
19.	Control Persons and Principal Holders of Securities	Control Persons and Principal Holders of Securities
20.	Investment Management and Other Services	Investment Advisory and Other Services
21.	Portfolio Transactions, Brokerage Allocation and Other Practices	Brokerage Allocation and Other Practices
22.	Tax Considerations, Taxes	Tax Status
23.	Financial Statements	Financial Statements

PART C

The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

PART A

Responses to Items 1, 2, 3.2, 4, 5, 6 and 7 of Part A have been omitted pursuant to Paragraph 3 of Instruction G of the General Instructions to Form N-2.

Responses to certain Items required to be included in Part A of this Registration Statement are incorporated herein by reference from the Registration Statement on Form N-2, including any subsequent amendments, of Blackstone Real Estate Income Fund (the “Feeder Fund I”), as filed with the Securities and Exchange Commission (the “SEC”) on October 15, 2013 (the “Feeder Fund I’s Registration Statement on Form N-2”). The Feeder Fund I, Blackstone Real Estate Income Fund II (the “Feeder Fund II” and together with Feeder Fund I, the “Feeder Funds”) and Blackstone Real Estate Income Master Fund (the “Master Fund”) are organized in what is commonly referred to as a “master-feeder” structure. The Feeder Funds are the initial feeder funds in this “master-feeder” structure and the Master Fund anticipates that it may from time to time permit feeder funds in addition to the Feeder Funds to invest in the Master Fund.

ITEM 3.	FEE TABLE.

This table describes the fees and expenses that you will pay if you buy and hold common shares of beneficial interest, par value $0.001 (the “Common Shares”) in the Master Fund. Because the Master Fund has no operating history, many of these expenses are estimates.

Shareholder Transaction Expenses	Percentage of Offering Price
Sales Load	None
Maximum Repurchase Fee	None

Annual Expenses	Percentage of Net Assets Attributable to Common Shares (Assumes Leverage is Used)
Management Fee(1)		%
Incentive Fee(2)		%
Expense of Leverage(3)		%
Other Expenses		%
Total Annual Expenses		%

(1)	In consideration of the advisory and other services provided by Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”) to the Master Fund pursuant to a management agreement, the Master Fund will pay the Investment Manager an annual fee, payable quarterly, in an amount up to 1.50% of the Master Fund’s Managed Assets. “Managed Assets” means net assets, plus the amount of leverage for investment purposes.

(2)	The Master Fund pays the Investment Manager a performance-based incentive fee (the “Incentive Fee”) promptly after the end of each fiscal year of the Master Fund. The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 15% of the amount by which the Master Fund’s Net Capital Appreciation (as defined below) for each Fiscal Period (as defined below) ending within or coterminous with the close of such fiscal year exceeds the balance of the loss carryforward account, without duplication for any Incentive Fees paid during such fiscal year. The Master Fund also pays the Investment Manager the Incentive Fee in the event a Fiscal Period is triggered in connection with a share repurchase offer by the Master Fund. For purposes of calculating the Incentive Fee, “Net Capital Appreciation” means, with respect to any Fiscal Period, the difference, if any, between (x) the sum of (i) the value of the Master Fund’s net asset value at the end of that Fiscal Period (prior to the Incentive Fee for such Fiscal Period) increased by the dollar amount of the Common Shares of the Master Fund repurchased during the Fiscal Period (excluding Common Shares to be repurchased as of the last day of the Fiscal Period after determination of the Incentive Fee), (ii) the amount of any dividends, distributions or withdrawals paid to shareholders during the Fiscal Period and not reinvested in additional Common Shares (excluding any dividends and other distributions to be paid as of the last day of the Fiscal Period), and (iii) the Management Fee expense and sales load (or other similar sales load) for that Fiscal Period, and(y) the sum of (i) the value of the Master Fund’s net asset value at the beginning of that Fiscal Period (prior to the management fee for such Fiscal Period), increased by the dollar amount of shares of the Master Fund issued during the Fiscal Period (excluding any shares issued in connection with the reinvestment of dividends and other distributions paid by the Master Fund) and (ii) the amount of any subscriptions to the Master Fund during that Fiscal Period. All calculations of Net Capital Appreciation will be made (without duplication) after deduction of all general, administrative and other operating expenses of the Master Fund (excluding the Incentive Fee) and any amounts necessary, in the Investment Manager’s sole discretion, as appropriate reserves for such expenses. “Fiscal Period” means each twelve-month period ending on the Master Fund’s fiscal year-end, provided that whenever the Master Fund conducts a share repurchase offer, each of the periods of time from the last Fiscal Period-end through the effective date of the repurchase offer and the period of time from the effective date of the repurchase offer through the next Fiscal Period-end also constitutes a Fiscal Period.

(3)	Assumes the annual interest rate on the amount borrowed is [ ]%. Assumes the use of leverage representing [33 1/3]% of the Master Fund’s Managed Assets (as determined immediately after such leverage is incurred) at an annual expense rate of [ ]%, which is based on current market conditions. The Master Fund may use various forms of leverage, which may be subject to different expenses than those estimated above. The actual amount of expense borne by the Master Fund will vary over time in accordance with the level of the Master Fund’s use of leverage and variations in market conditions. Fees and expenses in respect of other forms of leverage that may be used by the Master Fund in the future will be indirectly borne by the holders of Common Shares.

The table presented below estimates what the Master Fund’s Annual Expenses would be, stated as percentages of the Master Fund’s net assets attributable to Common Shares, assuming no leverage is used. In accordance with these assumptions, the Master Fund’s expenses are estimated to be as follows:

Annual Expenses	Percentage of Net Assets Attributable to Common Shares (Assumes No Leverage Is Used)
Management Fee(1)	1.50%
Incentive Fee(2)		%
Other Expenses		%
Total Annual Expenses		%

(1)	In consideration of the advisory and other services provided by the Investment Manager to the Master Fund pursuant to a management agreement, the Master Fund will pay the Investment Manager an annual fee, payable quarterly, in an amount up to 1.50% of the Master Fund’s Managed Assets.

(2)	The Master Fund pays the Investment Manager an Incentive Fee promptly after the end of each fiscal year of the Master Fund. The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 15% of the amount by which the Master Fund’s Net Capital Appreciation for each Fiscal Period ending within or coterminous with the close of such fiscal year exceeds the balance of the loss carryforward account, without duplication for any Incentive Fees paid during such fiscal year. The Master Fund also pays the Investment Manager the Incentive Fee in the event a Fiscal Period is triggered in connection with a share repurchase offer by the Master Fund.

Example:

	1 year		3 years		5 years		10 years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	[	]	[	]	[	]	[	]

The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Master Fund will bear directly or indirectly. The tables assume the reinvestment of all dividends and distributions at net asset value. For a more complete description of the various fees and expenses of the Master Fund, see the section entitled “Management of the Fund” in the Feeder Fund I’s prospectus included in the Feeder Fund I’s Registration Statement on Form N-2.

The Example is based on the expenses set forth in the table above and should not be considered a representation of the Master Fund’s future expenses. Actual expenses of the Master Fund may be higher or lower than those shown. Moreover, the annual return may be greater or less than the hypothetical 5% return in the table above; if the annual return were greater, the amount of fees and expenses would increase.

ITEM 8.	GENERAL DESCRIPTION OF THE REGISTRANT.

The Master Fund is a closed-end, non-diversified, management investment company that was organized as a Delaware statutory trust on October 18, 2013. Interests in the Master Fund are being issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of, and/or Regulation D under, the Securities Act of 1933, as amended (the “Securities Act”). Investments in the Master Fund may be made only by “accredited investors,” as defined in Regulation D under the Securities Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any “security” within the meaning of the Securities Act.

The Master Fund’s investment objective is to seek long-term total returns, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt instruments. Information on the Master Fund’s investment objective, strategies and policies, the kinds of securities in which the Master Fund principally invests, other investment practices of the Master Fund and the risk factors associated with investments in the Master Fund are incorporated herein by reference from the sections entitled “Investment Objective and Strategies” and “Risk Factors” in the Feeder Fund I’s prospectus included in the Feeder Fund I’s Registration Statement on Form N-2, to the extent applicable to the Master Fund.

ITEM 9.	MANAGEMENT.

A description of how the business of the Master Fund is managed is incorporated herein by reference from the section entitled “Management of the Fund” in the Feeder Fund I’s prospectus included in the Feeder Fund I’s Registration Statement on Form N-2, to the extent applicable to the Master Fund. The following list identifies the specific sections of the Feeder Fund I’s prospectus under which the information required by Item 9 of Form N-2 may be found; each listed section is incorporated herein by reference, to the extent applicable to the Master Fund.

Item 9.1(a)	Management of the Fund - Board of Trustees

Item 9.1(b)	Management of the Fund - Investment Manager

Item 9.1(c)	Management of the Fund - Investment Manager

Item 9.1(d)	Management of the Fund - Other Service Providers to the Fund and Master Fund

Item 9.1(e)	Management of the Fund - Other Service Providers to the Fund and Master Fund

Item 9.1(f)	Management of the Fund - Investment Manager

Item 9.1(g)	Not Applicable

Item 9.2(a)	Not Applicable

Item 9.2(b)	Not Applicable

Item 9.2(c)	Not Applicable

Item 9.2(d)	Not Applicable

Item 9.3	None

ITEM 10.	SHARES, LONG-TERM DEBT, AND OTHER SECURITIES.

ITEM 10.1	SHARES

The Master Fund is a statutory trust organized under the laws of Delaware pursuant to the Declaration of Trust dated as of October 18, 2013 as amended and restated by the Amended and Restated Agreement and Declaration of Trust, dated as of [            ], 2013 (the “Declaration of Trust”). The Master Fund is authorized to issue an unlimited number of Common Shares. Each Common Share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable. The holders of the Common Shares will not be entitled to receive any distributions from the Master Fund unless all accrued interest, fees and distributions, if any, with respect to the Master Fund’s leverage have been paid, unless certain asset coverage tests with respect to the leverage employed by the Master Fund are satisfied after giving effect to the distributions and unless certain other requirements imposed by any rating agencies rating any preferred shares issued by the Master Fund have been met. All Common Shares are equal as to distributions, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Master Fund will send annual and semi-annual reports, including financial statements, when available, to all holders of its shares.

The Master Fund’s Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Master Fund or to change the composition of its Board of Trustees. This could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control over the Master Fund. Such attempts could have the effect of increasing the expenses of the Master Fund and disrupting the normal operation of the Master Fund. If the Board of Trustees consists of at least three members, then at the first annual meeting, the Trustees will be elected and divided into three classes, with the terms of one class expiring at each annual meeting of shareholders. At each annual meeting, one class of trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board of Trustees. A trustee may be removed from office for cause only, and not without cause, and only by the action of a majority of the remaining trustees followed by a vote of the holders of a majority of the shares then entitled to vote for the election of the respective trustee.

The Declaration of Trust grants special approval rights with respect to certain matters to members of the Board of Trustees who qualify as “Continuing Trustees,” which term means Trustees who either (i) have been members of the Board of Trustees for a period of at least thirty-six months (or since [    ], if less than thirty-six months) or (ii) were nominated to serve as members of the Board of Trustees by a majority of the Continuing Trustees then members of the Board of Trustees.

The Declaration of Trust requires the affirmative vote or consent of at least seventy-five percent (75%) of the Trustees and holders of at least seventy-five percent (75%) of the Master Fund’s shares (including common and preferred shares) to authorize certain Master Fund transactions not in the ordinary course of business, including a merger or consolidation, certain issuances or transfers by the Master Fund of the Master Fund’s shares (except as may be pursuant to a public offering, the Master Fund’s dividend reinvestment plan or upon exercise of any stock subscription rights), certain sales, transfers or other dispositions of the Master Fund assets, or any shareholder proposal regarding specific investment decisions, unless the transaction is authorized by both a majority of the trustees and seventy-five percent (75%) of the Continuing Trustees (in which case no shareholder authorization would be required by the Declaration of Trust, but may be required in certain cases under the Investment Company Act of 1940 (the “1940 Act”). The Declaration of Trust also requires the affirmative vote or consent of holders of a majority of the trustees and of holders of a majority of the outstanding voting securities of the Master Fund (as defined in the 1940 Act) to authorize a conversion of the Master Fund from a closed-end to an open-end investment company. Also, the Declaration of Trust provides that the Master Fund may dissolve upon the vote of a majority of the trustees and two-thirds of the Master Fund’s shares.

The trustees may from time to time grant other voting rights to shareholders with respect to these and other matters, certain of which are required by the 1940 Act.

The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control of the Master Fund by a third party. These provisions also provide, however, the advantage of potentially requiring persons seeking control of the Master Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Master Fund’s investment objective and policies. The provisions of the Declaration of Trust and Bylaws described above could have the effect of discouraging a third party from seeking to obtain control of the Master Fund in a tender offer or similar transaction. The Board of Trustees has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Master Fund and its shareholders.

The foregoing is intended only as a summary and is qualified in its entirety by reference to the full text of the Declaration of Trust, which is on file with the SEC.

The Declaration of Trust provides that shareholders will have the same limitation of personal liability extended to stockholders of private, for profit corporations incorporated under the Delaware General Corporation Law.

For the purposes of calculating “a majority of the outstanding voting securities” under the Declaration of Trust, each class and series of the Master Fund will vote together as a single class, except to the extent required by the 1940 Act or the Declaration of Trust, with respect to any class or series of shares. If a separate class vote is required, the applicable proportion of shares of the class or series, voting as a separate class or series, also will be required.

The Board of Trustees has determined that provisions with respect to the Board of Trustees and the shareholder voting requirements described above, which voting requirements are greater than the minimum requirements under Delaware law (which does not mandate that shareholders have any particular right to vote upon) or the 1940 Act, are in the best interest of shareholders generally. For a more complete explanation, see the full text of these provisions in the Declaration of Trust, which is on file with the SEC.

In addition, the default fiduciary duties of the Board of Trustees may be modified as set forth in the Declaration of Trust of the Master Fund.

ITEM 10.2.	LONG-TERM DEBT.

Not applicable.

ITEM 10.3.	GENERAL.

Not applicable.

ITEM 10.4.	TAXES.

It is expected that the Master Fund will be a “nonpublicly offered regulated investment company.” Very generally, pursuant to Treasury Department regulations, expenses of nonpublicly offered regulated investment companies, except those specific to their status as a regulated investment company or separate entity (e.g., registration fees or transfer agency fees), are subject to special “pass-through” rules. These affected expenses (which include direct and certain indirect advisory fees) are treated as additional distributions to certain Master Fund shareholders (generally including individuals and entities that compute their taxable income in the same manner as an individual), and are deductible by those shareholders, subject to the 2% “floor” on miscellaneous itemized deductions and other significant limitations on itemized deductions set forth in the Internal Revenue Code of 1986, as amended.

Other information on the taxation of the Master Fund is incorporated by reference from the section entitled “Tax Considerations” in the Feeder Fund I’s prospectus included in the Feeder Fund I’s Registration Statement on Form N-2, to the extent applicable to the Master Fund.

ITEM 10.5.	OUTSTANDING SECURITIES.

As of the date of filing of this Registration Statement, there are no securities of the Master Fund outstanding.

ITEM 10.6.	SECURITIES RATINGS.

Not applicable.

ITEM 11.	DEFAULTS AND ARREARS ON SENIOR SECURITIES.

Not applicable.

ITEM 12.	LEGAL PROCEEDINGS.

Not applicable.

ITEM 13.	TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.

Not applicable.

PART B

Part B of this Registration Statement should be read in conjunction with Part A. Capitalized terms used in this Part B and not otherwise defined have the meanings given them in Part A of this Registration Statement.

Responses to certain Items required to be included in Part B of this Registration Statement are incorporated herein by reference from the Feeder Fund I’s Registration Statement on Form N-2.

ITEM 14.	COVER PAGE.

Not applicable.

ITEM 15.	TABLE OF CONTENTS.

Not applicable.

ITEM 16.	GENERAL INFORMATION AND HISTORY.

Not applicable.

ITEM 17.	INVESTMENT OBJECTIVE AND POLICIES.

Part A contains basic information about the investment objective, policies and limitations of the Master Fund. This Part B supplements the discussion in Part A of the investment objective, policies, and limitations of the Master Fund.

Information on the fundamental investment policies and the non-fundamental investment policies and limitations of the Master Fund, the types of investment techniques used by the Master Fund and certain risks attendant thereto, as well as other information on the Master Fund’s investment process, is incorporated by reference from the sections entitled “Investment Objective and Strategies” and “Risk Factors” in the Feeder Fund I’s prospectus, and from the sections entitled “Investment Objective and Techniques,” and “Fundamental Investment Policies” in the Feeder Fund I’s statement of additional information (the “Feeder Fund I’s SAI”), in each case included in the Feeder Fund I’s Registration Statement on Form N-2, to the extent applicable to the Master Fund.

ITEM 18.	MANAGEMENT.

Approval of the Agreements with the Investment Manager

A discussion regarding the basis for the Board of Trustees’ approval of the Master Fund’s investment advisory agreement with the Investment Manager will be available in the Master Fund’s regular annual report.

Other Information

Information about the Incentive Fee, Trustees and officers of the Master Fund, their roles in the management of the Master Fund, the compensation of the Trustees, and the committees of the Master Fund is incorporated by reference from the sections titled “Management of the Fund” and “Management” in the Feeder Fund I’s prospectus and the Feeder Fund I’s SAI, respectively, included in the Feeder Fund I’s Registration Statement on Form N-2, to the extent applicable to the Master Fund.

ITEM 19.	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.

None.

ITEM 20.	INVESTMENT ADVISORY AND OTHER SERVICES.

Information on the investment management and other services provided for or on behalf of the Master Fund is incorporated herein by reference from the sections entitled “Management of the Fund” and “Management” in the Feeder Fund I’s prospectus and the Feeder Fund I’s SAI, respectively, and the section entitled “Investment Management and Other Services” in the Feeder Fund I’s SAI, included in the Feeder Fund I’s Registration Statement on Form N-2, to the extent applicable to the Master Fund.

ITEM 21.	BROKERAGE ALLOCATION AND OTHER PRACTICES.

A description of the Master Fund’s brokerage allocation and other practices is incorporated herein by reference from the section entitled “Portfolio Transactions” in the Feeder Fund I’s prospectus and the section entitled “Brokerage Allocation and Other Practices” in the Feeder Fund I’s SAI, in each case included in the Feeder Fund I’s Registration Statement on Form N-2, to the extent applicable to the Master Fund.

ITEM 22.	TAX STATUS.

Information on the taxation of the Master Fund is incorporated by reference from the section entitled “Tax Considerations” in the Feeder Fund I’s prospectus and the section entitled “Taxes” in the Feeder Fund I’s SAI, in each case included in the Feeder Fund I’s Registration Statement on Form N-2, to the extent applicable to the Master Fund.

ITEM 23.	FINANCIAL STATEMENTS.

The Master Fund will issue a complete set of financial statements on an annual basis prepared in accordance with generally accepted accounting principles.

Part C. Other Information

Item 25. Financial Statements and Exhibits

1.	Financial statements:

Included in Part A: Not applicable.

Included in Part B: To be filed by amendment.

2.	Exhibits

a.1	Certificate of Trust of Blackstone Real Estate Income Master Fund (the “Registrant”), dated October 18, 2013.*

a.2	Declaration of Trust of the Registrant, dated October 18, 2013.*

b.	Bylaws of the Registrant.**

c.	None

d.	See Article III (Shares), Article IV (Trustees), Article V (Shareholders’ Voting Powers and Meetings), Article VIII (Indemnification) and Article IX (Miscellaneous) of the Declaration of Trust of the Registrant (Exhibit a.2 hereto) and Article 10 (Shareholders’ Powers and Meetings) of the Bylaws of the Registrant (Exhibit (b) hereto).

e.	Dividend Reinvestment Plan**

f.	None

g.	Investment Management Agreement between Registrant and Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”).**

h.	None

i.	None

j.	Custody Agreement between Registrant and [ ].**

k.1	Transfer Agency and Service Agreement between Registrant and [ ].**

k.2	Administration Agreement between Registrant and [ ].**

l.	Opinion and consent of Simpson Thacher & Bartlett LLP as to the Registrant’s Common Shares.**

m.	None

n.	Consent of [ ].**

o.	None

p.	None

q.	None

r.1	Code of Ethics of Registrant.**

r.2	Code of Ethics of the Investment Manager.**

*	Filed herewith.
**	To be filed by amendment.

Item 26. Marketing Arrangements

Not Applicable.

Item 27. Other Expenses of Issuance and Distribution

Securities and Exchange Commission Fees	$
Federal taxes	$
State taxes and fees	$
Trustees’ fees	$
Transfer Agents’ fees	$
Printing and engraving expenses	$
Legal fees	$
Accounting expenses	$
Underwriter Reimbursement	$
Miscellaneous expenses	$

Item 28. Persons Controlled by or Under Common Control

None.

Item 29. Number of Holders of Securities

At the time of the filing of this Registration Statement, there are no securities of the Master Fund outstanding.

Item 30. Indemnification

Reference is made to Article 8 (Indemnification) of the Registrant’s Declaration of Trust, which is incorporated by reference herein.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant’s Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission (the “SEC”), such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

Blackstone Real Estate Income Advisors L.L.C. is the investment manager to the Master Fund, and its business is summarized in Part A and Part B of this Registration Statement under the sections entitled “Management of the Fund” and “Investment Management and Other Services,” respectively. Information as to any other businesses, professions, vocations or employments of a substantial nature engaged in by officers of the Investment Manager during the last two fiscal years is incorporated by reference to Form ADV filed by the Investment Manager with the SEC under the Investment Advisers Act of 1940, as amended.

Item 32. Location of Accounts and Records

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained at the offices of the Investment Manager, 345 Park Avenue, New York, NY 10154, Attention: Secretary – Blackstone Real Estate Income Master Fund.

Item 33. Management Services

None.

Item 34. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 25th day of October, 2013.

BLACKSTONE REAL ESTATE INCOME MASTER FUND

By:	/s/ Michael Nash
Michael Nash
Chairman, Chief Executive Officer and President